Fair Value Measurement (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENT [Abstract]
Cash equivalents	$ 178,059	$ 153,222
Investments in financial instruments	$ 51,720	$ 17,560